Condensed Consolidated Statement of Changes in Shareholders' Equity (Deficit) (Unaudited) (USD $)	Total USD ($)	Preferred Stock Shares outstanding	Preferred Stock Amount USD ($)	Common Stock Shares outstanding	Common Stock Amount USD ($)	Capital in excess of par value USD ($)	Receivable from Crisnic Fund USD ($)	Accumulated deficit USD ($)	Total shareholders' interest (deficit) USD ($)
Beginning Balance at Dec. 31, 2010			$ 60,675		$ 138,249	$ 43,484,989	$ (22,500)	$ (43,010,053)	$ 651,360
Beginning Balance (Shares) at Dec. 31, 2010		2,427		13,824,944
Net income (loss)	(1,305,395)							(1,305,395)	(1,305,395)
Common shares issued from the exercise of stock option grants					100	9,950			10,050
Common shares issued from the exercise of stock option grants (Shares)				10,000
Return of shares issued to Crisnic					(250)	(22,250)	22,500
Return of shares issued to Crisnic (Shares)				(25,000)
Common shares issued to settle accounts payable, general and accrued expenses					750	91,100			91,850
Common shares issued to settle accounts payable, general and accrued expenses (Shares)				75,000
Conversion of Series C Convertible Preferred Stock					3,151	453,782			456,933
Conversion of Series C Convertible Preferred Stock (Shares)				315,126
Common stock issued to directors					100	17,700			17,800
Common stock issued to directors (Shares)				10,000
Compensation expense from stock option grants						60,773			60,773
Ending Balance at Jun. 30, 2011			$ 60,675		$ 142,100	$ 44,096,044		$ (44,315,448)	$ (16,629)
Ending Balance (Shares) at Jun. 30, 2011		2,427		14,210,070